Commitments and Contingencies (Details 2)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Guarantee of short-term bank loans | Third parties guaranteed
Commitments and contingencies
Guaranteed amount	$ 65,449,058	¥ 425,000,000	¥ 320,000,000